Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Jun. 30, 2021
Cash		$ 787,378
Cash equivalents		$ 0
Concentration risk, credit risk, uninsured deposits		250,000
Temporary Equity, Redemption Price Per Share		$ 10.00
Shares measured to their redemption amount due to initial carrying amount of the common stock is less price per share		$ 10.00
Temporary equity accretion to redemption value	$ 19,660,260	$ 3,450,000
IPO [Member]
Offering costs		$ 19,660,260
Share Trigger Price One [Member] | Convesrion Of Class K Common Stock will Convert into ClassA Common Stock [Member]
Share price		$ 30.00
Share Trigger Price Two [Member] | Convesrion Of Class K Common Stock will Convert into ClassA Common Stock [Member]
Share price		40.00
Share Trigger Price Three [Member] | Convesrion Of Class K Common Stock will Convert into ClassA Common Stock [Member]
Share price		$ 50.00
Additional Paid-in Capital [Member]
Temporary equity accretion to redemption value	9,911,901	$ 9,911,901
Retained Earnings [Member]
Temporary equity accretion to redemption value	$ 9,748,359	$ 9,748,359
Common Class A [Member]
Common stock subject to possible redemption		34,500,000
Temporary Equity, Redemption Price Per Share		$ 10.00
Temporary equity accretion to redemption value		$ 19,660,260
Common Class A [Member] | Common Stock Subject To Possible Redemption [Member]
Common stock subject to possible redemption		34,500,000
Temporary equity accretion to redemption value		$ 3,450,000